FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
        Report for the Calendar Year or Quarter Ended: September 30, 2006
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                          [X] is a restatement
                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Onshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel J. McNally
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally          St. Francis, Wisconsin        December 19, 2006
--------------------------    --------------------------      -----------------
       (Signature)                   (City, State)                  (Date)

ON NOVEMBER 14, 2006, STARK ONSHORE MANAGEMENT, LLC FILED A FORM 13F INDICATING
 THAT CONFIDENTIAL TREATMENT HAD BEEN REQUESTED FOR CERTAIN POSITIONS HELD FOR
       THE PERIOD ENDING SEPTEMBER 30, 2006; HOWEVER, SUCH A REQUEST FOR CONFIDENTIALITY WAS NOT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $24,389 (thousands)

List of Other Included Managers:            None

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                                                      FORM 13F INFORMATION TABLE
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     Column 1       Column 2    Column 3   Column 4               Column 5          Column 6    Column 7           Column 8
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                    Title of     CUSIP       Value      Shrs or     SH/    Put/    Investment     Other         Voting Authority
                      Class                (X$1000)     Prn Amt     PRN    Call    Discretion   Managers
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                                                                                                           Sole      Shared     None
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
Multi Fineline
Electronix In Com   Common     62541B101    $23,687     933,653     SH               Sole                 933,653
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Pacific Ethanol
Inc. Com            Common     69423U107       $702      50,000     SH               Sole                  50,000
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